Note 6 - Share-based Payments - Number of Stock Options Outstanding (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Statement Line Items [Line Items]
Balance at beginning of period, options	4,333,952	2,997,836	3,025,826	2,453,586
Balance at beginning of period, weighted average exercise price	$ 6.38	$ 2.48	$ 2.61	$ 0.44
Grant (number of stock options)	283,980	11,990	1,690,460	655,253
Issued during the period, weighted average exercise price	$ 11.51	$ 16.26	$ 14.22	$ 10.06
Exercised during the period, options				(99,013)
Exercised during the period, weighted average exercise price				$ 0.32
Forfeited during the period, options	(110,000)		(208,354)
Forfeited during the period, weighted average exercise price	$ 14.19		$ 12.41
Balance at end of period, options	4,507,932	3,009,826	4,507,932	3,009,826
Balance at end of period, weighted average exercise price	$ 6.51	$ 2.53	$ 6.51	$ 2.53